CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss attributable to the noncontrolling interest, tax